Disposals of subsidiaries (Tables)	12 Months Ended
Dec. 31, 2025
Disposals of subsidiaries
Schedule of Net Assets of Subsidiary Disposed of and their Financial Impacts
RMB’000
Net assets disposed of:
Property, plant and equipment	(25)
Intangible assets	6
Deferred tax assets	6
Prepayments	192
Investment in associate	860
Trade and other receivables	20,294
Cash and cash equivalents	26
Trade payables and other payables	(16,558)
Contract liabilities	(13)
Income tax liabilities	209
Reserve	(5)
Net assets of subsidiary	4,992
Loss on disposal of subsidiary	(3,092)
Cash consideration	1,900
RMB’000
Net assets disposed of:
Property, plant and equipment	543
Intangible assets	24
Trade and other receivables	508
Cash and cash equivalents	76
Trade payables and other payables	(995)
Net assets of subsidiary	156
Loss on disposal of subsidiary	(156)
Cash consideration	—
RMB’000
Net assets disposed of:
Property, plant and equipment	842
Prepayments	1
Asset held-for-sale	1,083
Trade and other receivables	16,690
Cash and cash equivalents	974
Trade payables and other payables	(18,114)
Exchange reserve	136
Net assets of subsidiary	1,612
Loss on disposal of subsidiary	(1,612)
Cash consideration	—
RMB’000
Net assets disposed of:
Deferred income tax assets	65
Trade and other receivables	3,583
Cash and cash equivalents	1
Trade payables and other payables	(1,543)
Net assets of subsidiary	2,106
Loss on disposal of subsidiary	(2,106)
Cash consideration	—
RMB’000
Net assets disposed of:
Property, plant and equipment	420
Intangible assets	756
Goodwill	3,223
Deferred income tax assets	1,787
Inventories	15
Trade and other receivables	822
Amounts due from related parties	500
Trade payables and other payables	(3,044)
Contract liability	(439)
Net assets of subsidiary	4,040
Loss on disposal of subsidiary	(4,040)
Cash consideration	—
RMB’000
Net assets disposed of:
Property, plant and equipment	1,107
Deferred income tax assets	379
Inventories	73
Trade and other receivables	627
Other reserve	788
Exchange reserve	1,502
Trade payables and other payables	(327)
Contract liability	(11)
Current income tax liabilities	(982)
Net assets of subsidiary	3,156
Loss on disposal of subsidiary	(3,156)
Cash consideration	—

Schedule of Analysis Net Outflow of Cash and Cash Equivalents Disposal of Subsidiary
2023
RMB’000
Cash received	1,900
Cash and cash equivalents disposed of	(26)
Net cash inflow in respect of disposal	1,874
2023
RMB’000
Cash received	—
Cash and cash equivalents disposed of	(76)
Net cash outflow in respect of disposal	(76)
2023
RMB’000
Cash received	—
Cash and cash equivalents disposed of	(974)
Net cash outflow in respect of disposal	(974)
2024
RMB’000
Cash received	—
Cash and cash equivalents disposed of	(1)
Net cash outflow in respect of disposal	(1)